Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Statement [line items]
Movements of property, plant and equipment
(USD millions)	Land	Buildings	Construction in progress	Machinery and other equipment	Total

Cost
January 1, 2018	720	14 064	2 368	16 858	34 010

Cost of assets related to disposal group held for sale [1]	– 11	– 114	– 24	– 160	– 309

Impact of business combinations	2	40	15	80	137

Reclassifications [2]	1	538	– 1 470	931

Additions [3]	7	110	1 250	407	1 774

Disposals and derecognitions [4]	– 7	– 212	– 21	– 457	– 697

Currency translation effects	– 16	– 291	– 76	– 504	– 887

December 31, 2018	696	14 135	2 042	17 155	34 028

Accumulated depreciation
January 1, 2018	– 40	– 5 983	– 38	– 11 485	– 17 546

Accumulated depreciation on assets related to disposal group held for sale [1]		56	4	101	161

Depreciation charge [5]	– 3	– 574		– 1 140	– 1 717

Accumulated depreciation on disposals and derecognitions [4]		180	3	412	595

Impairment charge	– 1	– 122	– 16	– 185	– 324

Reversal of impairment charge			8	12	20

Currency translation effects	1	115	2	361	479

December 31, 2018	– 43	– 6 328	– 37	– 11 924	– 18 332

Net book value at December 31, 2018	653	7 807	2 005	5 231	15 696

Net book value of property, plant and equipment under finance lease contracts		79			79

Commitments for purchases of property, plant and equipment					289

Capitalized borrowing costs					6

[1] Note 2 provides additional disclosures related to disposal group held for sale.
[2] Reclassifications between various asset categories due to completion of plant and other equipment under construction.
[3] Additions in the disposal group held for sale for the period from January 1, 2018, to the date of reclassification to assets held for sale were USD 21 million
[4] Derecognition of assets that are no longer used and are not considered to have a significant disposal value or other alternative use.
[5] Depreciation charge in the disposal group held for sale for the period from January 1, 2018, to the date of reclassification to assets held for sale was USD 15 million
The following table summarizes the movements of property, plant and equipment during 2017:
(USD millions)	Land	Buildings	Construction in progress	Machinery and other equipment	Total

Cost
January 1, 2017	687	13 113	2 680	14 816	31 296

Reclassifications [1]	5	508	– 1 617	1 104

Additions	13	104	1 186	425	1 728

Disposals and derecognitions [2]	– 23	– 324	– 71	– 593	– 1 011

Currency translation effects	38	663	190	1 106	1 997

December 31, 2017	720	14 064	2 368	16 858	34 010

Accumulated depreciation
January 1, 2017	– 40	– 5 436	– 15	– 10 164	– 15 655

Depreciation charge	– 3	– 510		– 1 007	– 1 520

Accumulated depreciation on disposals and derecognitions [2]	6	275	34	534	849

Impairment charge		– 25	– 58	– 106	– 189

Reversal of impairment charge			2	30	32

Currency translation effects	– 3	– 287	– 1	– 772	– 1 063

December 31, 2017	– 40	– 5 983	– 38	– 11 485	– 17 546

Net book value at December 31, 2017	680	8 081	2 330	5 373	16 464

Net book value of property, plant and equipment under finance lease contracts		78			78

Commitments for purchases of property, plant and equipment					318

Capitalized borrowing costs					9

[1] Reclassifications between various asset categories due to completion of plant and other equipment under construction
[2] Derecognition of assets that are no longer used and are not considered to have a significant disposal value or other alternative use